Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (35,341)	$ (274,325)	$ (797,020)	$ (15,425)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	16,323	5,441	54,411
Operating lease expenses	3,589	23,801	(14,151)
Changes in operating assets and liabilities:
Accounts receivables	(14,193)	(5,102)	(7,739)	(10,204)
Other receivables and prepayment	4,551		(239,659)	(3,277)
Accounts payable	(577)		577
Other payables and accrued liabilities	134,146	(523)	26,380	15,286
Amount due to related parties		3,845	(6,464)	6,464
Operating lease liabilities	(4,227)	(23,801)	16,632
Net cash provided by / (used in) operating activities	104,271	(270,664)	(967,033)	(7,156)
CASH FLOWS FROM INVESTING ACTIVITY
Purchase of property, plant and equipment		(114,263)	(114,263)
Net cash used in investing activity		(114,263)	(114,263)
CASH FLOWS FROM FINANCING ACTIVITY:
Subscriptions receivables		197,810	197,810	(197,810)
Proceed from sale of common stock				2,496,500
Net cash provided by financing activity		197,810	197,810	2,298,690
Effect of exchange rate changes on cash and cash equivalents
Net increase/(decrease) in cash and cash equivalents	104,271	(181,117)	(883,486)	2,291,534
Cash and cash equivalents, beginning of year	1,408,048	2,291,534	2,291,534
CASH AND CASH EQUIVALENTS, END OF YEAR	1,512,319	2,104,417	1,408,048	2,291,534
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid
Interest paid